Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Information
Schedule of significant segment expense and other segment items

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

Revenues	35,376,996	38,418,915	44,280,720
Less:
Line-haul transportation cost	12,480,170	13,591,627	13,966,446
Sorting hub cost	7,845,491	8,253,522	9,163,784
Freight forwarding cost	1,137,140	854,533	828,270
Cost of accessories sold	463,448	513,391	651,729
Other costs	4,411,472	3,543,316	5,953,399
Selling, general and administrative excluding Share-based compensation expense	1,898,392	2,170,277	2,371,325
Share-based compensation expense	178,980	254,976	318,692
Loss/(gain) on disposal of equity investees, subsidiaries and others	(69,598)	(5,485)	10,518
Impairment of investment in equity investees	26,328	—	931,367
Other segment items(1)	346,207	488,301	1,197,595
Net income	6,658,966	8,754,457	8,887,595
(1)

Other segment items primarily include other operating income, net, interest income, interest expenses, gain from fair value changes of financial instruments and income tax expense as reported in the consolidated statements of comprehensive income.